Dividends Paid	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Dividends Paid [Abstract]
DIVIDENDS PAID

11. DIVIDENDS PAID

There were no dividends paid or declared during the six months period ended 30 June 2020 (30 June 2019: The Board of Directors resolved in its meeting held on 21 March 2019, to pay a dividend of USD 0.04 per share excluding treasury shares amounting to USD 5,455,027 related to the year ended 31 December 2018).

20.	DIVIDENDS PAID

The Board of Directors resolved to pay the following dividends for the years 2019, 2018 and 2017:

-	On 21 March 2019: USD 5,455,027 (Dividend per share excluding treasury shares: USD 0.040)

-	On 22 August 2019: USD 5,361,027 (Dividend per share excluding treasury shares: USD 0.040)

-	On 16 August 2018: USD 4,091,271 (Dividend per share excluding treasury shares: USD 0.030)

-	On 9 March 2017: USD 5,735,027 (Dividend per share: USD 0.040)

-	On 16 August 2017: USD 5,735,027 (Dividend per share: USD 0.040)